Commitments and contingencies (Details Narrative) - USD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Capital commitment
Mr. Houqi Zhang [Member]
Mezzanine equity	$ 4,513	$ 1,408